Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Taxes
Schedule of income tax expense

($ in millions)	2017	2016	2015
Current taxes	1,061	925	1,005
Deferred taxes	(201)	(144)	(217)
Tax expense from continuing operations	860	781	788
Tax expense (benefit) from discontinued operations	(4)	(4)	(2)

Effective tax rate for the year

($ in millions, except % data)	2017	2016	2015
Income from continuing operations before taxes	3,231	2,799	2,840
Weighted-average global tax rate	23.5%	21.2%	21.8%
Income taxes at weighted-average tax rate	760	594	619
Items taxed at rates other than the weighted-average tax rate	(102)	27	(36)
Changes in valuation allowance, net	753	(17)	57
Effects of changes in tax laws and (enacted) tax rates	(747)	42	—
Non-deductible expenses, excluding goodwill	58	86	52
Other, net	138	49	96
Tax expense from continuing operations	860	781	788
Effective tax rate for the year	26.6%	27.9%	27.7%

Components of deferred income tax assets and liabilities

	December 31,
($ in millions)	2017	2016
Deferred tax assets:
Unused tax losses and credits	524	514
Provisions and other accrued liabilities	779	865
Pension	473	507
Inventories	275	273
Property, plant and equipment and other non-current assets	1,152	266
Other	98	93
Total gross deferred tax asset	3,301	2,518
Valuation allowance	(1,323)	(561)
Total gross deferred tax asset, net of valuation allowance	1,978	1,957
Deferred tax liabilities:
Property, plant and equipment	(237)	(234)
Intangibles and other assets	(739)	(724)
Pension and other liabilities	(220)	(171)
Inventories	(74)	(91)
Unremitted earnings	(557)	(537)
Total gross deferred tax liability	(1,827)	(1,757)
Net deferred tax asset (liability)	151	200
Included in:(1)
“Deferred taxes”—non-current assets	1,250	1,118
“Deferred taxes”—non-current liabilities	(1,099)	(918)
Net deferred tax asset (liability)	151	200

(1)              As a result of the adoption of an accounting standard update on the classification of deferred taxes (see Note 2), the information presented for 2016 has been reclassified.

Unrecognized tax benefits

		Penalties and
		interest
		related to
	Unrecognized	unrecognized
($ in millions)	tax benefits	tax benefits	Total
Classification as unrecognized tax items on January 1, 2015	705	146	851
Increase relating to prior year tax positions	52	38	90
Decrease relating to prior year tax positions	(33)	(3)	(36)
Increase relating to current year tax positions	155	—	155
Decrease due to settlements with tax authorities	(38)	(13)	(51)
Decrease as a result of the applicable statute of limitations	(62)	(15)	(77)
Exchange rate differences	(35)	(8)	(43)
Balance at December 31, 2015, which would, if recognized, affect the
effective tax rate	744	145	889
Increase relating to prior year tax positions	88	74	162
Decrease relating to prior year tax positions	(21)	(20)	(41)
Increase relating to current year tax positions	167	13	180
Decrease due to settlements with tax authorities	(96)	(21)	(117)
Decrease as a result of the applicable statute of limitations	(95)	(13)	(108)
Exchange rate differences	(27)	(6)	(33)
Balance at December 31, 2016, which would, if recognized, affect the
effective tax rate	760	172	932
Increase relating to prior year tax positions	115	103	218
Decrease relating to prior year tax positions	(76)	(37)	(113)
Increase relating to current year tax positions	223	—	223
Decrease due to settlements with tax authorities	(23)	(2)	(25)
Decrease as a result of the applicable statute of limitations	(75)	(12)	(87)
Exchange rate differences	101	18	119
Balance at December 31, 2017, which would, if recognized, affect the
effective tax rate	1,025	242	1,267

Open tax years subject to examination
Region	Year
Europe	2011
The Americas	2014
Asia, Middle East and Africa	2008